SCHEDULE OF THE BLACK-SCHOLES OPTION PRICING MODEL WITH THE FOLLOWING WEIGHTED AVERAGE ASSUMPTIONS (Details)	Oct. 01, 2025 $ / shares	Oct. 01, 2025 $ / shares $ / shares	Sep. 19, 2025 $ / shares	Sep. 19, 2025 $ / shares $ / shares	Sep. 04, 2025 $ / shares	Sep. 04, 2025 $ / shares $ / shares	Jul. 24, 2025 $ / shares	Jul. 24, 2025 $ / shares $ / shares	May 26, 2025 $ / shares	May 26, 2025 $ / shares $ / shares	Dec. 23, 2024 $ / shares	Dec. 23, 2024 $ / shares $ / shares	Jul. 03, 2024 $ / shares	Jul. 03, 2024 $ / shares $ / shares	Apr. 15, 2024 $ / shares	Apr. 15, 2024 $ / shares $ / shares	Oct. 01, 2025 $ / shares	Sep. 19, 2025 $ / shares	Sep. 04, 2025 $ / shares	Jul. 24, 2025 $ / shares	Jul. 11, 2025 $ / shares	Jul. 11, 2025 $ / shares	May 26, 2025 $ / shares	Apr. 28, 2025 $ / shares	Apr. 28, 2025 $ / shares	Jan. 09, 2025 $ / shares	Jan. 09, 2025 $ / shares	Dec. 23, 2024 $ / shares	Jul. 03, 2024 $ / shares	Apr. 15, 2024 $ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share price at grant date | (per share)																					$ 6.946	$ 9.50		$ 8.64	$ 12.00	$ 29.55	$ 42.39
Employees and Independent Contractors [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share price at grant date | (per share)	$ 5.51	$ 5.51	$ 5.00	$ 5.00							$ 21.20	$ 21.20	$ 21.19	$ 21.19	$ 22.36	$ 22.36	$ 7.55	$ 6.90										$ 30.51	$ 28.89	$ 30.78
Risk-free interest rate	2.73%	2.73%	2.74%	2.74%							3.04%	3.04%	3.57%	3.57%	3.77%	3.77%
Expected life	5 years	5 years	5 years	5 years							5 years	5 years	5 years	5 years	5 years	5 years
Expected volatility	118.40%	118.40%	120.60%	120.60%							100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Expected forfeitures	0.00%	0.00%	0.00%	0.00%							0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Expected dividends
Grant date fair value per option | (per share)	$ 4.48	$ 6.24	$ 4.18	$ 5.76							$ 16.02	$ 23.06	$ 16.04	$ 21.87	$ 16.81	$ 23.13
Employees and Independent Contractors [Member] | Canadian Dollar [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free interest rate	2.73%	2.73%	2.74%	2.74%							3.04%	3.04%	3.57%	3.57%	3.77%	3.77%
Expected life	5 years	5 years	5 years	5 years							5 years	5 years	5 years	5 years
Expected volatility	118.40%	118.40%	120.60%	120.60%							100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Expected forfeitures	0.00%	0.00%	0.00%	0.00%							0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Expected dividends
Consultant B [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share price at grant date | (per share)					$ 5.45	$ 5.45	$ 6.35	$ 6.35											$ 7.44	$ 8.66
Risk-free interest rate					2.47%	2.47%	3.10%	3.10%
Expected life					5 years	5 years	5 years	5 years
Expected volatility					120.60%	120.60%	120.60%	120.60%
Expected forfeitures					0.00%	0.00%	0.00%	0.00%
Expected dividends
Grant date fair value per option | (per share)					$ 3.31	$ 4.58	$ 5.31	$ 7.24
Consultant B [Member] | Canadian Dollar [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free interest rate					2.47%	2.47%	3.10%	3.10%
Expected life					5 years	5 years	5 years	5 years
Expected volatility					120.60%	120.60%	120.60%	120.60%
Expected forfeitures					0.00%	0.00%	0.00%	0.00%
Expected dividends
Financial Consultan E Andt F [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share price at grant date | (per share)									$ 9.21	$ 9.21													$ 12.57
Risk-free interest rate									2.92%	2.92%
Expected life									5 years	5 years
Expected volatility									123.90%	123.90%
Expected forfeitures									0.00%	0.00%
Expected dividends
Grant date fair value per option | (per share)									$ 7.74	$ 10.63
Financial Consultan E Andt F [Member] | Canadian Dollar [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free interest rate									2.92%	2.92%
Expected life									5 years	5 years
Expected volatility									123.90%	123.90%
Expected forfeitures									0.00%	0.00%
Expected dividends